Supplemental Oil and Natural Gas Data (Unaudited) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013 Mcfe	Dec. 31, 2012 Mcfe	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011 Mcfe	Jun. 30, 2013 Mcfe	Jun. 30, 2012 Mcfe	Sep. 30, 2013 Mcfe	Sep. 30, 2012 Mcfe	Dec. 31, 2012 Mcfe		Dec. 31, 2011 Mcfe		Dec. 31, 2010 Mcfe
Property acquisition costs [Abstract]
Proved																$ 2,531,419	[1]	$ 1,328,328	[1]	$ 1,290,826	[1]
Unproved																181,124	[1]	188,409	[1]	65,604	[1]
Exploration costs																452		80		74
Development costs																1,062,043		639,395		244,834
Asset retirement costs				4,675				2,427								4,675		2,427		748
Total costs incurred																3,779,713		2,158,639		1,602,086
Proved properties [Abstract]
Leasehold acquisition				8,603,888				6,040,239								8,603,888		6,040,239
Development				2,553,127				1,484,486								2,553,127		1,484,486
Unproved properties				454,315				310,925								454,315		310,925
Capitalized cost, oil and gas producing activities				11,611,330				7,835,650								11,611,330		7,835,650
Less accumulated depletion and amortization				(2,025,656)				(1,033,617)								(2,025,656)		(1,033,617)
Capitalized costs, oil and gas producing activities, net				9,585,674				6,802,033								9,585,674		6,802,033
Revenues and other:
Oil, natural gas and natural gas liquid sales																1,601,180		1,162,037		690,054
Gains (losses) on oil and natural gas derivatives	(63,931)	326,733	(108,370)	94,489	(411,405)	439,647	2,031	(210,339)	824,240	205,515	(369,476)	218,363	441,678	154,432	30,273	124,762		449,940		75,211
Results of Operations, Revenue from Oil and Gas Producing Activities																1,725,942		1,611,977		765,265
Production costs [Abstract]
Lease operating expenses	87,076	83,584	88,721		91,990	70,129	71,636					172,305	141,765	259,381	233,755	317,699		232,619		158,382
Transportation expenses																77,322		28,358		19,594
Severance and ad valorem taxes																130,805		78,458		45,114
Total production costs																525,826		339,435		223,090
Other costs [Abstract]
Exploration costs	1,588	818	2,226		390	407	410					3,044	817	4,632	1,207	1,915		2,390		5,168
Depletion and amortization																579,382		320,096		226,552
Impairment of long-lived assets																422,499		0		38,600
Gains on sale of assets and other, net																(1,369)		(1,001)		0
Texas margin tax expense																(787)		1,599		657
Total other costs																1,001,640		323,084		270,977
Results of operations																198,476		949,458		271,198
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year			4,796,000,000				3,370,000,000				2,597,000,000	4,796,000,000	3,370,000,000	4,796,000,000	3,370,000,000	3,370,000,000		2,597,000,000		1,712,000,000
Revisions of previous estimates																(803,000,000)		(121,000,000)		77,000,000
Purchase of minerals in place																1,766,000,000		579,000,000		671,000,000
Extensions, discoveries and other additions																709,000,000		450,000,000		234,000,000
Production																(246,000,000)		(135,000,000)		97,000,000
End of year				4,796,000,000				3,370,000,000								4,796,000,000		3,370,000,000		2,597,000,000
Proved developed reserves [Abstract]
Beginning of year			3,127,000,000				2,034,000,000				1,662,000,000	3,127,000,000	2,034,000,000	3,127,000,000	2,034,000,000	2,034,000,000		1,662,000,000		1,220,000,000
End of year				3,127,000,000				2,034,000,000								3,127,000,000		2,034,000,000		1,662,000,000
Proved undeveloped reserves [Abstract]
Beginning of year			1,669,000,000				1,336,000,000				935,000,000	1,669,000,000	1,336,000,000	1,669,000,000	1,336,000,000	1,336,000,000		935,000,000		492,000,000
End of year				1,669,000,000				1,336,000,000								1,669,000,000		1,336,000,000		935,000,000
Conversion rate between oil and NGL volumes to natural gas																6
Change in proved reserves (in Mcfe)																1,426,000,000		773,000,000		885,000,000
Change in proved reserves due to asset performance (in Mcfe)																340,000,000		(153,000,000)		(78,000,000)
Change in proved reserves due to change in commodity prices (in Mcfe)																248,000,000		32,000,000		155,000,000
Change in proved reserves due to the SEC five-year development limitation on PUDs																215,000,000
Number of acquisition of oil and natural gas properties																7		12		11
Productive wells drilled																436		292		138
Discounted future net cash flows relating to proved oil and gas reserves, future net cash Flows [Abstract]
Future estimated revenues																30,374,380		29,319,369		20,160,275
Future estimated production costs																(11,460,854)		(9,464,319)		(6,825,147)
Future estimated development costs																(3,574,058)		(2,848,497)		(1,733,929)
Future net cash flows																15,339,468		17,006,553		11,601,199
10% annual discount for estimated timing of cash flows																(9,266,487)		(10,391,693)		(7,377,667)
Standardized measure of discounted future net cash flows																6,072,981		6,614,860		4,223,532
Representative NYMEX prices [Abstract]
Natural gas (dollars per MMBtu)																2.76	[2]	4.12	[2]	4.38	[2]
Oil (dollars per Bbl)																94.64	[2]	95.84	[2]	79.29	[2]
Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Sales and transfers of oil, natural gas and NGL produced during the period																(1,075,354)		(822,602)		(466,964)
Changes in estimated future development costs																289,762		27,236		(56,001)
Net change in sales and transfer prices and production costs related to future production																(1,463,820)		784,308		886,438
Purchase of minerals in place																2,153,651		1,452,169		1,277,134
Extensions, discoveries, and improved recovery																413,702		552,704		329,642
Previously estimated development costs incurred during the period																442,322		306,827		42,947
Net change due to revisions in quantity estimates																(1,595,302)		(292,343)		164,999
Accretion of discount																661,486		422,353		172,328
Changes in production rates and other																(368,326)		(39,324)		149,727
Change in the standardized measure of discounted future net cash flows																$ (541,879)		$ 2,391,328		$ 2,500,250
Natural Gas [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year							1,675,000,000.0				1,233,000,000.0		1,675,000,000.0		1,675,000,000.0	1,675,000,000.0		1,233,000,000.0		774,000,000.0
Revisions of previous estimates																(559,000,000.0)		(71,000,000.0)		22,000,000.0
Purchase of minerals in place																1,176,000,000.0		337,000,000.0		369,000,000.0
Extensions, discoveries and other additions																407,000,000.0		240,000,000.0		118,000,000.0
Production																(128,000,000.0)		(64,000,000.0)		50,000,000.0
End of year				2,571,000,000.0				1,675,000,000.0								2,571,000,000.0		1,675,000,000.0		1,233,000,000.0
Proved developed reserves [Abstract]
Beginning of year							998,000,000.0				805,000,000.0		998,000,000.0		998,000,000.0	998,000,000.0		805,000,000.0		549,000,000.0
End of year				1,661,000,000.0				998,000,000.0								1,661,000,000.0		998,000,000.0		805,000,000.0
Proved undeveloped reserves [Abstract]
Beginning of year							677,000,000.0				428,000,000.0		677,000,000.0		677,000,000.0	677,000,000.0		428,000,000.0		225,000,000.0
End of year				910,000,000.0				677,000,000.0								910,000,000.0		677,000,000.0		428,000,000.0
Oil [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year							189.0				156.4		189.0		189.0	189.0		156.4		102.1
Revisions of previous estimates																(26.5)		(9.2)		3.9
Purchase of minerals in place																23.1		39.3		49.1
Extensions, discoveries and other additions																16.6		10.3		6.1
Production																(10.7)		(7.8)		4.8
End of year				191.5				189.0								191.5		189.0		156.4
Proved developed reserves [Abstract]
Beginning of year							124.8				103.0		124.8		124.8	124.8		103.0		77.9
End of year				131.4				124.8								131.4		124.8		103.0
Proved undeveloped reserves [Abstract]
Beginning of year							64.2				53.4		64.2		64.2	64.2		53.4		24.2
End of year				60.1				64.2								60.1		64.2		53.4
NGL [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year							93.5				70.9		93.5		93.5	93.5		70.9		54.2
Revisions of previous estimates																(14.1)		0.9		5.2
Purchase of minerals in place																75.3		1.0		1.2
Extensions, discoveries and other additions																33.7		24.6		13.3
Production																(9.0)		(3.9)		3.0
End of year				179.4				93.5								179.4		93.5		70.9
Proved developed reserves [Abstract]
Beginning of year							47.8				39.9		47.8		47.8	47.8		39.9		33.9
End of year				113.0				47.8								113.0		47.8		39.9
Proved undeveloped reserves [Abstract]
Beginning of year							45.7				31.0		45.7		45.7	45.7		31.0		20.3
End of year				66.4				45.7								66.4		45.7		31.0

[1]	See Note 2 for details about the Company’s acquisitions.
[2]	In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The price used to estimate reserves is held constant over the life of the reserves.